Notional Amounts of Derivative Instruments and Fair Values of Derivative Instruments and Other Before Offsetting (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014
Derivatives, Fair Value [Line Items]
Asset derivatives Fair value	¥ 35,038	¥ 15,715
Liability derivatives Fair value	40,209	¥ 19,909
Options held/written and other
Derivatives, Fair Value [Line Items]
Asset derivatives Fair value	3,888
Futures
Derivatives, Fair Value [Line Items]
Liability derivatives Fair value	690
Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Asset derivatives Fair value	92
Liability derivatives Fair value	60
Variable Annuity and Variable Life Insurance Contracts | Options held/written and other
Derivatives, Fair Value [Line Items]
Notional amount	265,094
Variable Annuity and Variable Life Insurance Contracts | Futures
Derivatives, Fair Value [Line Items]
Notional amount	34,586
Variable Annuity and Variable Life Insurance Contracts | Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Notional amount	¥ 13,415